INVESTMENTS - (Schedule of Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INVESTMENTS
Carrying amount of equity investments without readily determinable fair value	¥ 44,044	$ 6,750	¥ 47,129
Carrying amount of equity method investments	55,928	8,571	105,825
Carrying amount of long-term investments	¥ 99,972	$ 15,321	¥ 152,954